CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (USD $)	Total	Equity (Deficits) Attribute to Canadian Solar Inc.	Common Shares	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income	Non-Controlling Interest	Comprehensive Income (Loss)
Balance at Dec. 31, 2008	$ 332,253,981	$ 332,253,981	$ 395,153,795	$ (66,705,304)	$ (11,104,036)	$ 14,909,526
Balance (in shares) at Dec. 31, 2008			35,744,563
Increase (Decrease) in Stockholders' Equity
Net income (loss)	22,778,199	22,645,884			22,645,884		132,315	22,778,199
Foreign currency translation adjustment	211,773	211,773				211,773		211,773
Comprehensive income (loss)	22,989,972	22,857,657					132,315	22,989,972
Share-based compensation	5,436,350	5,436,350		5,436,350
Issuance of ordinary shares, net of issuance cost	102,811,343	102,811,343	102,811,343
Issuance of ordinary shares, net of issuance cost (in shares)			6,900,000
Deferred tax on issuance costs of ordinary shares	1,682,869	1,682,869	1,682,869
Exercise of share options	674,424	674,424	674,424
Exercise of share options (in shares)			129,922
Paid-in capital from non-controlling interest	9,173						9,173
Sales of subsidiary shares to non-controlling interest	143,292						143,292
Balance at Dec. 31, 2009	466,001,404	465,716,624	500,322,431	(61,268,954)	11,541,848	15,121,299	284,780
Balance (in shares) at Dec. 31, 2009			42,774,485
Increase (Decrease) in Stockholders' Equity
Net income (loss)	50,828,396	50,568,919			50,568,919		259,477	50,828,396
Foreign currency translation adjustment	13,309,318	13,340,645				13,340,645	(31,327)	13,309,318
Comprehensive income (loss)	64,137,714	63,909,564					228,150	64,137,714
Share-based compensation	3,876,671	3,876,671		3,876,671
Exercise of share options	823,560	823,560	823,560
Exercise of share options (in shares)			118,559
Sales of subsidiary shares to non-controlling interest	145,128						145,128
Balance at Dec. 31, 2010	534,984,477	534,326,419	501,145,991	(57,392,283)	62,110,767	28,461,944	658,058
Balance (in shares) at Dec. 31, 2010	42,893,044		42,893,044
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(90,903,374)	(90,804,200)			(90,804,200)		(99,174)	(90,903,374)
Foreign currency translation adjustment	17,111,083	17,093,766				17,093,766	17,317	17,111,083
Comprehensive income (loss)	(73,792,291)	(73,710,434)					(81,857)	(73,792,291)
Share-based compensation	4,060,838	4,060,838		4,060,838
Exercise of share options	1,256,948	1,256,948	1,256,948
Exercise of share options (in shares)			262,723
Paid-in capital from non-controlling interest	467,720						467,720
Balance at Dec. 31, 2011	$ 466,977,692	$ 465,933,771	$ 502,402,939	$ (53,331,445)	$ (28,693,433)	$ 45,555,710	$ 1,043,921
Balance (in shares) at Dec. 31, 2011	43,155,767		43,155,767